Shareholder Report, Average Annual Return (Details) ITLK_MassMutual Overseas Fund_Class R3_TSR Annual {Class R3}	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
Without Sales Load [Member] | Class R3
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3 - without sales charge
Average Annual Return, Percent	10.34%	10.23%	7.35%
MSCI EAFE Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	14.99%	11.15%	8.17%